Capital Instruments - Schedule of Carrying Value of Capital Instruments (Detail)	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2017 SGD	Dec. 31, 2016 CAD
Carrying value of capital instruments [line items]
Par value	CAD 336,773,000,000			CAD 370,198,000,000
Total	CAD 8,387,000,000			7,180,000,000
4.165% MLI Subordinated debentures [Member]
Carrying value of capital instruments [line items]
Capital instruments interest rate	4.165%	4.165%	4.165%
Issuance date	Feb. 17, 2012
Earliest par redemption date	Jun. 01, 2017
Maturity date	Jun. 01, 2022
Par value	CAD 500
Total				499,000,000
3.938% MLI Subordinated debentures [Member]
Carrying value of capital instruments [line items]
Capital instruments interest rate	3.938%	3.938%	3.938%
Issuance date	Sep. 21, 2012
Earliest par redemption date	Sep. 21, 2017
Maturity date	Sep. 21, 2022
Par value	CAD 400
Total				407,000,000
2.819% MLI Subordinated debentures [Member]
Carrying value of capital instruments [line items]
Capital instruments interest rate	2.819%	2.819%	2.819%
Issuance date	Feb. 25, 2013
Earliest par redemption date	Feb. 26, 2018
Maturity date	Feb. 26, 2023
Par value	CAD 200
Total	CAD 200,000,000			200,000,000
2.926% MLI Subordinated debentures [Member]
Carrying value of capital instruments [line items]
Capital instruments interest rate	2.926%	2.926%	2.926%
Issuance date	Nov. 29, 2013
Earliest par redemption date	Nov. 29, 2018
Maturity date	Nov. 29, 2023
Par value	CAD 250
Total	CAD 250,000,000			249,000,000
2.811% MLI Subordinated debentures [Member]
Carrying value of capital instruments [line items]
Capital instruments interest rate	2.811%	2.811%	2.811%
Issuance date	Feb. 21, 2014
Earliest par redemption date	Feb. 21, 2019
Maturity date	Feb. 21, 2024
Par value	CAD 500
Total	CAD 499,000,000			499,000,000
7.535% MFCT II Senior debenture notes [Member]
Carrying value of capital instruments [line items]
Capital instruments interest rate	7.535%	7.535%	7.535%
Issuance date	Jul. 10, 2009
Earliest par redemption date	Dec. 31, 2019
Maturity date	Dec. 31, 2108
Par value	CAD 1,000
Total	CAD 1,000,000,000			1,000,000,000
2.64% MLI Subordinated debentures [Member]
Carrying value of capital instruments [line items]
Capital instruments interest rate	2.64%	2.64%	2.64%
Issuance date	Dec. 01, 2014
Earliest par redemption date	Jan. 15, 2020
Maturity date	Jan. 15, 2025
Par value	CAD 500
Total	CAD 499,000,000			499,000,000
2.10% MLI Subordinated debentures [Member]
Carrying value of capital instruments [line items]
Capital instruments interest rate	2.10%	2.10%	2.10%
Issuance date	Mar. 10, 2015
Earliest par redemption date	Jun. 01, 2020
Maturity date	Jun. 01, 2025
Par value	CAD 750
Total	CAD 748,000,000			747,000,000
2.389% MLI Subordinated debentures [Member]
Carrying value of capital instruments [line items]
Capital instruments interest rate	2.389%	2.389%	2.389%
Issuance date	Jun. 01, 2015
Earliest par redemption date	Jan. 05, 2021
Maturity date	Jan. 05, 2026
Par value	CAD 350
Total	CAD 349,000,000			349,000,000
3.85% MFC Subordinated notes [Member]
Carrying value of capital instruments [line items]
Capital instruments interest rate	3.85%	3.85%	3.85%
Issuance date	May 25, 2016
Earliest par redemption date	May 25, 2021
Maturity date	May 25, 2026
Par value | SGD			SGD 500
Total	CAD 467,000,000			461,000,000
3.181% MLI Subordinated debentures [Member]
Carrying value of capital instruments [line items]
Capital instruments interest rate	3.181%	3.181%	3.181%
Issuance date	Nov. 20, 2015
Earliest par redemption date	Nov. 22, 2022
Maturity date	Nov. 22, 2027
Par value	CAD 1,000
Total	CAD 996,000,000			996,000,000
3.049% MFC Subordinated debentures [Member]
Carrying value of capital instruments [line items]
Capital instruments interest rate	3.049%	3.049%	3.049%
Issuance date	Aug. 18, 2017
Earliest par redemption date	Aug. 20, 2024
Maturity date	Aug. 20, 2029
Par value	CAD 750
Total	CAD 746,000,000
3.00% MFC Subordinated notes [Member]
Carrying value of capital instruments [line items]
Capital instruments interest rate	3.00%	3.00%	3.00%
Issuance date	Nov. 21, 2017
Earliest par redemption date	Nov. 21, 2024
Maturity date	Nov. 21, 2024
Par value | SGD			SGD 500
Total	CAD 467,000,000
4.061% MFC Subordinated notes [Member]
Carrying value of capital instruments [line items]
Capital instruments interest rate	4.061%	4.061%	4.061%
Issuance date	Feb. 24, 2017
Earliest par redemption date	Feb. 24, 2027
Maturity date	Feb. 24, 2032
Par value | $		$ 750
Total	CAD 935,000,000
7.375% JHUSA Surplus notes [Member]
Carrying value of capital instruments [line items]
Capital instruments interest rate	7.375%	7.375%	7.375%
Issuance date	Feb. 25, 1994
Maturity date	Feb. 15, 2024
Par value | $		$ 450
Total	CAD 584,000,000			627,000,000
JHFC subordinated notes [member]
Carrying value of capital instruments [line items]
Issuance date	Dec. 14, 2006
Maturity date	Dec. 15, 2036
Par value	CAD 650
Total	CAD 647,000,000			CAD 647,000,000